Mortgage Servicing Rights	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mortgage Servicing Rights
Mortgage Servicing Rights

Note 11—Mortgage Servicing Rights

  Carried at Fair Value:

        The activity in MSRs carried at fair value is as follows:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Balance at beginning of period	$18,622	$26,344	$19,798	$25,698
Additions:
Servicing resulting from MSR purchases	4,008	—	4,008	—
Servicing resulting from loan sales	17	62	20	742
Sales	(550)	—	(550)	—
Change in fair value:
Due to changes in valuation inputs or assumptions used in valuation model	1,957	(1,650)	(1,524)	(336)
Other changes in fair value(1)	(984)	(1,307)	1,318	(2,655)

Total change in fair value	973	(2,957)	(206)	(2,991)

Balance at end of period	$23,070	$23,449	$23,070	$23,449

(1)
Represents changes due to realization of cash flows.

  Carried at Amortized Cost:

        The activity in MSRs carried at amortized cost is summarized below:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Amortized cost:
Balance at beginning of period	$130,793	$15,853	$92,155	$6,496
Additions:
Servicing resulting from loan sales	52,461	15,022	94,194	24,644
Amortization	(4,251)	(570)	(7,346)	(835)
Application of valuation allowance to write down MSRs with other-than-temporary impairment	—	—	—	—

Balance at end of period	179,003	30,305	179,003	30,305

Valuation allowance for impairment of MSRs:
Balance at beginning of period	(2,423)	(13)	(2,978)	(70)
Reversal (additions)	88	(841)	643	(784)
Application of valuation allowance to write down MSRs with other-than-temporary impairment	—	—	—	—

Balance at end of period	(2,335)	(854)	(2,335)	(854)

MSRs, net	$176,668	$29,451	$176,668	$29,451

Estimated fair value of MSRs at end of period	$194,529	$29,647	$194,529	$29,647

        The following table summarizes the Company's estimate of future amortization of its existing MSRs. This projection was developed using the assumptions made by management in its June 30, 2013 valuation of MSRs. The assumptions underlying the following estimate will change as market conditions and portfolio composition and behavior change, causing both actual and projected amortization levels to change over time.

12-month period ending June 30,	Estimated amortization
(in thousands)
2014	$17,793
2015	16,995
2016	16,254
2017	15,631
2018	14,735
Thereafter	97,595

Total	$179,003

        Servicing fees relating to MSRs are recorded in Net servicing income—Loan servicing fees—From non-affiliates on the consolidated statements of income; late charges, ancillary and other fees are recorded in Net servicing income—Loan servicing fees—Ancillary and other fees on the consolidated statements of income and are summarized below:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Contractual servicing fees	$11,744	$3,600	$20,801	$6,445
Late charges	396	206	809	473
Ancillary and other fees	132	64	234	122

	$12,272	$3,870	$21,844	$7,040

Note 10—Mortgage Servicing Rights

  Carried at Fair Value:

        The activity in MSRs carried at fair value is as follows:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Balance at beginning of year	$25,698	$31,957	$19,024
Additions:
Servicing resulting from loan sales	774	1,696	1,185
Purchases	—	1,352	11,974

Total additions	774	3,048	13,159

Change in fair value:
Due to changes in valuation inputs or assumptions used in valuation model(1)	(1,550)	(5,323)	4,612
Other changes in fair value(2)	(5,124)	(3,984)	(4,838)

Total change in fair value	(6,674)	(9,307)	(226)

Balance at end of year	$19,798	$25,698	$31,957

(1)
2010 change is primarily due to decreased delinquency and lower servicing cost expectations, which were slightly offset by higher expected prepayment speeds. 2011 change is primarily due to higher prepayment expectations due to lower interest rates, slightly offset by improved delinquency and servicing cost expectations. 2012 change is primarily due to higher realized and expected future prepayments as interest rates declined, somewhat offset by improvements in discount rates.

(2)
Represents changes due to realization of cash flows.

  Carried at Amortized Cost:

        The activity in MSRs carried at amortized cost is summarized below for the years presented:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Amortized cost:
Balance at beginning of year	$6,496	$—	$—
Additions	89,698	6,557	—
Amortization	(4,039)	(61)	—
Application of valuation allowance to write down MSRs with other-than temporary impairment	—	—	—

Amortized cost at year end	92,155	6,496	—

Valuation allowance for impairment of MSRs:
Balance at beginning of year	(70)	—	—
Additions	(2,908)	(70)	—
Application of valuation allowance to write down MSRs with other-than temporary impairment	—	—	—

Balance at year end	(2,978)	(70)	—

MSRs, net	$89,177	$6,426	$—

Estimated Fair Value of MSRs at year end	$91,028	$6,465	$—

        The following table summarizes the Company's estimate of amortization of its existing MSRs. This projection was developed using the assumptions made by management in its December 31, 2012 valuation of MSRs. The assumptions underlying the following estimate will change as market conditions and portfolio composition and behavior change, causing both actual and projected amortization levels to change over time. Therefore, the following estimates will change in a manner and amount not presently determinable by management.

Year ending December 31,	Estimated amortization
(in thousands)
2013	$10,177
2014	9,314
2015	8,531
2016	7,862
2017	7,327
Thereafter	48,944

Total	$92,155

        Servicing fees relating to MSRs are recorded in are recorded in Net servicing income—Loan servicing fees—From non-affiliates on the consolidated statements of income; late fees and ancillary fees are recorded in Net servicing income—Loan servicing fees—From borrowers—ancillary fees on the consolidated statements of income and are summarized below:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Contractual servicing fees	$20,468	$11,310	$11,309
Late charges	948	829	722
Ancillary fees	276	136	96

	$21,692	$12,275	$12,127